     Supplement Dated January 19, 2000 to Prospectus dated May 1, 1999 for
                      Pacific Innovations Variable Annuity
        Individual Flexible Premium Deferred Variable Annuity Contracts
            Issued by Pacific Life Insurance Company ("Prospectus")

Name Change and Substitution Transaction

The purpose of this supplement is to notify owners ("Contract Owners", "you" or "your"), as well as prospective investors, of a change in the name of your variable annuity contract from "Pacific Innovations Variable Annuity Contract" to "Pacific Select Variable Annuity II Contract" (the "Contracts"), and of a pending transaction, described below, that will affect Variable Investment Options under the Contracts. This transaction, referred to as a "substitution", is scheduled to occur on February 11, 2000 ("Substitution Date"). This transaction will change the investment vehicles underlying your Contract, and make more options available. The name change of the Contracts will also occur on the Substitution Date.

Pacific Life Insurance Company ("Pacific Life") is the issuer of the Contracts. Seven portfolios of Pacific Innovations Trust, a mutual fund, currently serve as the underlying investment vehicles for the Contracts. Pacific Life applied to the Securities and Exchange Commission ("SEC") for regulatory approval to substitute portfolios of another mutual fund, Pacific Select Fund, for the portfolios of Pacific Innovations Trust. The SEC has published notice of this application. We expect the SEC to issue an order approving our application prior to February 11, 2000, although there can be no assurance that the order will be issued. In the event the SEC approval is not obtained by that date, the Substitution Date will be postponed to the nearest practicable date.

At the same time as the substitution, Pacific Life will expand the Variable Investment Options for the Contracts so that 20 Variable Investment Options will be available to you. Each of the new Variable Investment Options will invest in a corresponding Portfolio of Pacific Select Fund.

No Change to Contracts

The substitution will change the mutual fund portfolios that serve as underlying investment vehicles for the Contracts. Other than this, the actual terms of the Contracts will not change. The Contract Value for any Contract will be the same immediately after the substitution as it will be immediately before the substitution.

Substituted Shares

At the close of business on the Substitution Date, the shares of each Fund of Pacific Innovations Trust will be substituted with shares of a designated Portfolio of Pacific Select Fund that has similar investment policies. Here is the list of the current portfolios of Pacific Innovations Trust and the portfolios of Pacific Select Fund that will replace them:

    ----------------------------------------------------------------------
    Pacific Innovations Trust Funds         Pacific Select Fund Portfolios
    ----------------------------------------------------------------------
    Money Market                            Money Market
    ----------------------------------------------------------------------
    Managed Bond                            Managed Bond
    ----------------------------------------------------------------------
    Capital Income                          Multi-Strategy
    ----------------------------------------------------------------------
    Blue Chip                               Equity
    ----------------------------------------------------------------------
    Mid-Cap Equity                          Growth LT
    ----------------------------------------------------------------------
    Aggressive Growth                       Aggressive Equity
    ----------------------------------------------------------------------
    International                           International Value
    ----------------------------------------------------------------------

You need not take any action in connection with the substitution. The changes in the underlying funds will occur automatically on the Substitution Date. If you do not wish to participate in a substituted Portfolio, you can transfer among the Investment Options as usual, without any charge for at least 60 days from the Substitution Date. (Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the Prospectus, but there is no current plan to do so.) Exchange of subaccount annuity units during the 60 days immediately following the Substitution Date may be made in addition to the 4 permitted during any 12-month period.

Prospectus Changes effective at the end of the Substitution Date

-----------------------------------------------------------------------------------------------------------------
Throughout the Prospectus, any reference to:                 will be changed to refer to:
-----------------------------------------------------------------------------------------------------------------
Pacific Innovations Trust                                    Pacific Select Fund
-----------------------------------------------------------------------------------------------------------------
Funds                                                        Portfolios
-----------------------------------------------------------------------------------------------------------------
Capital Income Variable Investment Option                    Multi-Strategy Variable Investment Option
-----------------------------------------------------------------------------------------------------------------
Blue Chip Variable Investment Option                         Equity Variable Investment Option
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Variable Investment Option                    Growth LT Variable Investment Option
-----------------------------------------------------------------------------------------------------------------
Aggressive Growth Variable Investment Option                 Aggressive Equity Variable Investment Option
-----------------------------------------------------------------------------------------------------------------
International Variable Investment Option                     International Value Variable Investment Option
-----------------------------------------------------------------------------------------------------------------

The following replaces the first paragraph of AN OVERVIEW OF PACIFIC INNOVATIONS -- The Accumulation Phase: Investment Options:

     You can choose from 20 Variable Investment Options (also called Subaccounts), each of which invests in a corresponding Portfolio of the Pacific Select Fund. Pacific Life Insurance Company ("Pacific Life") is the investment adviser for the Pacific Select Fund. Pacific Life oversees the management of all of the Fund's Portfolios and manages two of the Portfolios directly. The Fund and Pacific Life have retained other asset managers to manage 18 of the Portfolios. The value of each Portfolio will fluctuate with the value of the investments it holds, and returns are not guaranteed.

The following replaces AN OVERVIEW OF PACIFIC INNOVATIONS -- Fees and Expenses Paid by the Pacific Innovations Trust:

     Fees and Expenses Paid by the Pacific Select Fund

          The Pacific Select Fund pays advisory fees and other expenses. These are deducted from the assets of the Fund's Portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Contract. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce Portfolio returns.

     Advisory Fee
     ------------

          Pacific Life is the investment adviser to the Fund. The Fund pays an advisory fee to us for these services. The table below shows the advisory fee as an annual percentage of each Portfolio's average daily net assets.

     Other Expenses
     --------------

          The table also shows expenses the Fund paid in 1998 or, where appropriate, estimated expenses as an annual percentage of each Portfolio's average daily net assets. To help limit Fund expenses, we've agreed to waive all or part of our investment advisory fees or otherwise reimburse each Portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed 0.25% of its average daily net assets. We do this voluntarily, but do not guarantee that we'll continue to do so after December 31, 2000. No reimbursement was necessary for 1998.

     -----------------------------------------------------------------------
     Portfolio                  Advisory Fee  Other Expenses  Total Expenses
     -----------------------------------------------------------------------
     Aggressive Equity             0.80%           0.09%           0.89%
     Emerging Markets              1.10%           0.36%           1.46%
     Diversified Research/3/       0.90%           0.05%           0.95%
     Small-Cap Equity              0.65%           0.05%           0.70%
     International Large-Cap/3/    1.05%           0.15%           1.20%
     Bond and Income               0.60%           0.10%           0.70%
     Equity                        0.65%           0.06%           0.71%
     Multi-Strategy/1/             0.65%           0.06%           0.71%
     Equity Income/1/              0.65%           0.05%           0.70%
     Growth LT                     0.75%           0.05%           0.80%
     Mid-Cap Value/2/              0.85%           0.06%           0.91%
     Equity Index/4/               0.25%           0.05%           0.30%
     Small-Cap Index/2/            0.50%           0.06%           0.56%
     REIT/2/                       1.10%           0.06%           1.16%
     International Value           0.85%           0.15%           1.00%
     Managed Bond                  0.60%           0.06%           0.66%
     Government Securities         0.60%           0.06%           0.66%
     Money Market/1/               0.37%           0.06%           0.43%
     High Yield Bond/1/            0.60%           0.06%           0.66%
     Large-Cap Value/2/            0.85%           0.06%           0.91%

     /1/ Total net expenses for these Portfolios in 1998, after deduction of an offset for custodian credits, were: 0.42% for Money Market Portfolio, 0.65% for High Yield Bond Portfolio, 0.69% for Equity Income Portfolio, and 0.70% for Multi-Strategy Portfolio.

     /2/ Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 4, 1999.

     /3/ Expenses are estimated. There were no actual advisory fees or other expenses for these Portfolios in 1998 because the Portfolios started on January 3, 2000.

     /4/ Expenses reflect new advisory fee as of January 1, 2000. Prior to that date, the effective advisory fee for the Equity Index Portfolio was 0.16%.

The table under AN OVERVIEW OF PACIFIC INNOVATIONS--Examples is replaced with the following:

The expense ratios of the substituted portfolios for the year ended December 31, 1998, were lower than those of the Pacific Innovations Trust. Therefore, the expenses that you would pay as shown in the Examples in your Prospectus would not be higher than those amounts shown, subject to the assumptions in the Examples. The following are examples of the expenses you would pay for the other Variable Investment Options.


     ----------------------------------------------------------------------------------------------------------
                                                                                           Expenses if you did
                                                                                           not annuitize or
                                            Expenses if you         Expenses if you        surrender, but left
                                            annuitized your         surrendered your       the money in your
                                            Contract ($)            Contract ($)           Contract ($)
     ----------------------------------------------------------------------------------------------------------
     Variable Account                        1 yr      3 yr          1 yr       3 yr        1 yr        3 yr
     ----------------------------------------------------------------------------------------------------------
     Emerging Markets                        $93.00    $91.00        $93.00     $136.00     $30.00      $91.00
     ----------------------------------------------------------------------------------------------------------
     Diversified Research                     88.00     76.00         88.00      121.00      25.00       76.00
     ----------------------------------------------------------------------------------------------------------
     Small-Cap Equity                         85.00     68.00         85.00      113.00      22.00       68.00
     ----------------------------------------------------------------------------------------------------------
     International Large-Cap                  90.00     83.00         90.00      128.00      27.00       83.00
     ----------------------------------------------------------------------------------------------------------
     Bond and Income                          85.00     68.00         85.00      113.00      22.00       68.00
     ----------------------------------------------------------------------------------------------------------
     Equity Income                            85.00     68.00         85.00      113.00      22.00       68.00
     ----------------------------------------------------------------------------------------------------------
     Mid-Cap Value                            87.00     75.00         87.00      120.00      24.00       75.00
     ----------------------------------------------------------------------------------------------------------
     Equity Index                             81.00     56.00         81.00      101.00      18.00       56.00
     ----------------------------------------------------------------------------------------------------------
     Small-Cap Index                          84.00     64.00         84.00      109.00      21.00       64.00
     ----------------------------------------------------------------------------------------------------------
     REIT                                     90.00     82.00         90.00      127.00      27.00       82.00
     ----------------------------------------------------------------------------------------------------------
     Government Securities                    85.00     67.00         85.00      112.00      22.00       67.00
     ----------------------------------------------------------------------------------------------------------
     High Yield Bond                          85.00     67.00         85.00      112.00      22.00       67.00
     ----------------------------------------------------------------------------------------------------------
     Large-Cap Value                          87.00     75.00         87.00      120.00      24.00       75.00
     ----------------------------------------------------------------------------------------------------------

The last paragraph in PACIFIC LIFE AND THE SEPARATE ACCOUNT -- Separate Account B is replaced with the following:

     Separate Account B is not the sole investor in Pacific Select Fund. Investment in Pacific Select Fund by other separate accounts in connection with variable annuity and variable life insurance contracts may create conflicts. See the Prospectus and SAI for Pacific Select Fund for more information.

YOUR INVESTMENT OPTIONS -- Your Variable Investment Options is replaced with the following:

     Your Variable Investment Options

     Each Variable Investment Option invests in a separate Portfolio of the Pacific Select Fund. For your convenience, the following chart summarizes some basic information about each Portfolio. This chart is only a summary. For more complete information on each Portfolio, including a discussion of the Portfolio's investment techniques and the risks associated with its investments, see the accompanying Fund Prospectus. No assurance can be given that a Portfolio will achieve its investment objective. YOU SHOULD READ THE PACIFIC SELECT FUND PROSPECTUS CAREFULLY BEFORE INVESTING.

                                                                  Primary Investments
   Portfolio               Objective                          (under normal circumstances)           Portfolio Manager
----------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity       Capital appreciation.                Equity securities of small           Alliance Capital
                                                             emerging-growth companies and        Management L.P.
                                                             medium-sized companies.

-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets        Long-term growth of capital.         Equity securities of companies       Alliance Capital
                                                             that are located in countries        Management L.P.
                                                             generally regarded as "emerging
                                                             market" countries.
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Research    Long-term growth of capital.         Equity securities of U.S.            Capital Guardian Trust Company
                                                             companies and securities whose
                                                             principal markets are in the U.S.
-----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Equity        Growth of capital.                   Equity securities of smaller and     Capital Guardian Trust Company
                                                             medium-sized companies.
-----------------------------------------------------------------------------------------------------------------------------------
International           Long-term growth of capital.         Equity securities of non-U.S.        Capital Guardian Trust Company
 Large-Cap                                                   companies and securities whose
                                                             principal markets are outside
                                                             of the U.S
-----------------------------------------------------------------------------------------------------------------------------------
Bond and Income         Total return and income              A wide range of fixed income         Goldman Sachs Asset Management
                        consistent with prudent              securities with varying terms to
                        investment management.               maturity, with an emphasis on
                                                             long-term bonds.
-----------------------------------------------------------------------------------------------------------------------------------
Equity                  Capital appreciation.                Equity securities of large U.S.      Goldman Sachs Asset Management
                        Current income is                    growth-oriented companies.
                        of secondary importance.
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy          High total return.                   A mix of equity and fixed income     JP Morgan Investment
                                                             securities.                          Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income           Long-term growth of                  Equity securities of large and       JP Morgan Investment
                        capital and income.                  medium-sized dividend-paying         Management Inc.
                                                             companies.
-----------------------------------------------------------------------------------------------------------------------------------
Growth LT               Long-term growth of                  Equity securities of a large         Janus Capital Corporation
                        capital consistent with              number of companies of any size.
                        the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Value           Capital appreciation.                Equity securities of medium-sized    Lazard Asset Management
                                                             U.S. companies believed to be
                                                             undervalued.
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index            Investment results that              Equity securities of companies       Mercury Asset
                        correspond to the total              that are included in the             Management US
                        return of common stock publicly      Standard & Poor's 500 Composite
                        traded in the U.S.                   Price Index.
-----------------------------------------------------------------------------------------------------------------------------------
Small-Cap Index         Investment results that              Equity securities of companies       Mercury Asset
                        correspond to the total return       that are included in the Russell     Management US
                        of an index of small capitalization  2000 Small Stock Index.
                        companies.
------------------------------------------------------------------------------------------------------------------------------------
REIT                    Current income and long-term         Equity securities of real estate     Morgan Stanley Asset
                        capital appreciation.                investment trusts.                   Management
------------------------------------------------------------------------------------------------------------------------------------
International Value     Long-term capital appreciation       Equity securities of companies       Morgan Stanley Asset
                        primarily through investment         of any size located in developed     Management
                        in equity securities of              countries outside of the U.S.
                        corporations domiciled in
                        countries other than the
                        United States.
------------------------------------------------------------------------------------------------------------------------------------
Managed Bond            Maximize total return                Medium and high-quality fixed        Pacific Investment Management
                        consistent with                      income securities with varying       Company
                        prudent investment management.       terms to maturity.
------------------------------------------------------------------------------------------------------------------------------------
Government Securities   Maximize total return                Fixed income securities that         Pacific Investment Management
                        consistent with                      are issued or guaranteed by the      Company
                        prudent investment management.       U.S. government, its agencies
                                                             or government-sponsored enterprises.
------------------------------------------------------------------------------------------------------------------------------------
Money Market            Current income consistent with       Highest quality money market         Pacific Life
                         preservation of capital.            instruments believed to have
                                                             limited credit risk.
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond         High level of current income.        Fixed income securities with         Pacific Life
                                                             lower and medium-quality credit
                                                             ratings and intermediate to long
                                                             terms to maturity.
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Value         Long-term growth of capital.         Equity securities of large           Salomon Brothers Asset
                        Current income is of secondary       U.S. companies.                      Management Inc
                        importance.
------------------------------------------------------------------------------------------------------------------------------------




PI011900